Employee Benefit Plans (Net Pension And Postretirement Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ENPP [Member]
Service cost	$ 1.8	$ 1.4	$ 1.2
Interest cost	1.0	0.9	0.8
Amortization of net actuarial loss	0.1	0	(0.1)
Amortization of prior service credit	0.6	0.5	0.5
Net pension and postretirement cost	3.5	2.8	2.4
Weighted average discount rate	5.40%	5.50%	6.25%
Rate of increase in future compensation	5.00%	5.00%	5.00%
Pension Benefits [Member]
Service cost	14.4	15.2	8.8
Interest cost	40.1	38.4	36.7
Expected return on plan assets	(37.1)	(32.8)	(29.5)
Amortization of net actuarial loss	6.4	8.6	6.5
Amortization of prior service credit	(0.2)	2.2	(0.2)
Settlement loss	0.1	0	0.1
Special termination benefits and other	0.2	0.1	0
Net pension and postretirement cost	23.9	31.7	22.4
Weighted average discount rate	5.60%	5.70%	6.60%
Postretirement Benefits [Member]
Service cost	0.1	0.1	0.1
Interest cost	1.6	1.5	1.7
Amortization of prior service credit	(0.3)	(0.3)	(0.3)
Amortization of unrecognized net loss	0.3	0.2	0.3
Net pension and postretirement cost	$ 1.7	$ 1.5	$ 1.8
Weighted average discount rate	5.60%	5.65%	6.33%